Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Common Stocks - 61.9%
Aerospace & Defense - 1.2%
Boeing Co. (The) *	4,354	$834,575
General Dynamics Corp.	5,933	1,311,015
Lockheed Martin Corp.	2,408	984,775
RTX Corp.	12,166	875,587
		4,005,952
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	7,481	644,338
Automobiles - 0.2%
Ford Motor Co.	15,951	198,111
Tesla, Inc. *	2,253	563,746
		761,857
Banks - 1.6%
JPMorgan Chase & Co.	26,435	3,833,604
Wells Fargo & Co.	29,808	1,217,955
		5,051,559
Beverages - 1.4%
Constellation Brands, Inc., Class A	8,135	2,044,570
Monster Beverage Corp. *	49,996	2,647,288
		4,691,858
Biotechnology - 1.0%
Alnylam Pharmaceuticals, Inc. *	475	84,122
Apellis Pharmaceuticals, Inc. *	1,358	51,658
Ascendis Pharma A/S, ADR *	1,027	96,168
Biogen, Inc. *	1,281	329,230
Bridgebio Pharma, Inc. *	2,134	56,274
Celldex Therapeutics, Inc. *	2,107	57,985
Crinetics Pharmaceuticals, Inc. *	2,127	63,257
Cytokinetics, Inc. *	5,840	172,046
Genmab A/S, ADR *	2,656	93,677
Gilead Sciences, Inc.	2,873	215,303
Immunocore Holdings PLC, ADR *	1,409	73,127
ImmunoGen, Inc. *	5,107	81,048
Karuna Therapeutics, Inc. *	921	155,732
Moderna, Inc. *	982	101,431
Prothena Corp. PLC *	676	32,617
PTC Therapeutics, Inc. *	1,581	35,430
Regeneron Pharmaceuticals, Inc. *	606	498,714
REVOLUTION Medicines, Inc. *	3,121	86,389
Roivant Sciences Ltd. *	5,232	61,110
Sage Therapeutics, Inc. *	4,040	83,143
Sarepta Therapeutics, Inc. *	631	76,490
United Therapeutics Corp. *	396	89,445
Vaxcyte, Inc. *	1,190	60,666
Vertex Pharmaceuticals, Inc. *	2,028	705,217
		3,360,279
Broadline Retail - 3.2%
Amazon.com, Inc. *	80,476	10,230,109
Building Products - 0.6%
AZEK Co., Inc. (The) *	12,510	372,048
	Shares/ Principal	Fair Value

Building Products (continued)
Builders FirstSource, Inc. *	4,064	$505,927
Fortune Brands Innovations, Inc.	5,150	320,124
Johnson Controls International PLC	3,951	210,233
Trane Technologies PLC	2,187	443,764
Zurn Elkay Water Solutions Corp.	4,953	138,783
		1,990,879
Capital Markets - 1.9%
Ares Management Corp., Class A	27,080	2,785,720
KKR & Co., Inc.	10,542	649,387
S&P Global, Inc.	5,833	2,131,436
Tradeweb Markets, Inc., Class A	6,625	531,325
		6,097,868
Chemicals - 1.6%
Cabot Corp.	11,940	827,084
Celanese Corp.	4,930	618,814
FMC Corp.	8,233	551,364
Ingevity Corp. *	5,189	247,048
Linde PLC	4,702	1,750,790
Livent Corp. *	9,723	179,000
PPG Industries, Inc.	6,750	876,150
		5,050,250
Commercial Services & Supplies - 0.4%
Clean Harbors, Inc. *	3,488	583,751
Waste Connections, Inc.	4,836	649,475
		1,233,226
Construction & Engineering - 0.2%
Fluor Corp. *	18,592	682,326
Consumer Finance - 0.3%
American Express Co.	7,316	1,091,474
Consumer Staples Distribution & Retail - 0.4%
Performance Food Group Co. *	22,732	1,338,005
Containers & Packaging - 0.1%
Ball Corp.	4,684	233,169
Electric Utilities - 1.4%
Edison International	14,670	928,464
Exelon Corp.	24,960	943,239
NextEra Energy, Inc.	20,228	1,158,862
PG&E Corp. *	84,499	1,362,969
		4,393,534
Electrical Equipment - 0.2%
AMETEK, Inc.	1,708	252,374
Emerson Electric Co.	2,971	286,910
		539,284
Energy Equipment & Services - 0.3%
Schlumberger NV	17,721	1,033,134
Entertainment - 0.9%
Roku, Inc. *	10,962	773,808
Spotify Technology SA *	8,142	1,259,079

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Entertainment (continued)
Walt Disney Co. (The) *	10,784	$874,043
		2,906,930
Financial Services - 3.1%
Berkshire Hathaway, Inc., Class B *	13,551	4,746,915
Block, Inc. *	20,839	922,334
FleetCor Technologies, Inc. *	2,794	713,420
Global Payments, Inc.	8,074	931,659
PayPal Holdings, Inc. *	6,736	393,787
Visa, Inc., Class A	5,627	1,294,266
WEX, Inc. *	5,650	1,062,709
		10,065,090
Food Products - 0.1%
Lamb Weston Holdings, Inc.	5,349	494,569
Gas Utilities - 0.3%
Atmos Energy Corp.	8,053	853,054
Ground Transportation - 0.9%
Knight-Swift Transportation Holdings, Inc.	17,432	874,215
Uber Technologies, Inc. *	41,010	1,886,050
		2,760,265
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	10,947	1,060,217
Boston Scientific Corp. *	22,553	1,190,799
Dexcom, Inc. *	7,228	674,372
Edwards Lifesciences Corp. *	12,139	840,990
Insulet Corp. *	2,947	470,017
Stryker Corp.	1,608	439,418
		4,675,813
Health Care Providers & Services - 2.4%
agilon health, Inc. *	28,206	500,939
Cencora, Inc.	6,751	1,214,977
Centene Corp. *	9,796	674,749
Elevance Health, Inc.	1,867	812,929
HCA Healthcare, Inc.	3,404	837,316
Humana, Inc.	2,612	1,270,790
Molina Healthcare, Inc. *	3,371	1,105,317
UnitedHealth Group, Inc.	2,380	1,199,972
		7,616,989
Health Care REITs - 0.3%
Welltower, Inc.	11,518	943,555
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A *	1,243	252,888
Hotel & Resort REITs - 0.2%
Ryman Hospitality Properties, Inc.	9,648	803,485
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc., Class A *	14,674	2,013,420
Chipotle Mexican Grill, Inc. *	844	1,546,064
Hyatt Hotels Corp., Class A	9,258	982,089
		4,541,573
	Shares/ Principal	Fair Value

Household Durables - 0.4%
DR Horton, Inc.	2,152	$231,276
Lennar Corp., Class A	4,532	508,626
Skyline Champion Corp. *	7,161	456,299
		1,196,201
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	3,398	627,746
Industrial REITs - 0.2%
EastGroup Properties, Inc.	4,538	755,713
Insurance - 1.7%
Arch Capital Group Ltd. *	10,847	864,614
Assured Guaranty Ltd.	5,582	337,823
Chubb Ltd.	5,391	1,122,298
Everest Group Ltd.	1,386	515,135
Marsh & McLennan Cos., Inc.	6,816	1,297,085
Progressive Corp. (The)	6,663	928,156
Trupanion, Inc. *	17,418	491,187
		5,556,298
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A *	91,861	12,020,930
Bumble, Inc., Class A *	55,990	835,371
Meta Platforms, Inc., Class A *	20,828	6,252,774
		19,109,075
IT Services - 1.1%
Shopify, Inc., Class A *	32,277	1,761,356
Snowflake, Inc., Class A *	1,825	278,805
Squarespace, Inc., Class A *	26,872	778,482
VeriSign, Inc. *	3,113	630,476
		3,449,119
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	6,464	722,805
Danaher Corp.	7,492	1,858,765
ICON PLC *	3,614	889,948
Illumina, Inc. *	3,430	470,870
		3,942,388
Machinery - 0.7%
Caterpillar, Inc.	459	125,307
Flowserve Corp.	12,844	510,806
Fortive Corp.	7,189	533,136
Ingersoll Rand, Inc.	4,214	268,516
Middleby Corp. (The) *	3,751	480,128
Westinghouse Air Brake Technologies Corp.	2,847	302,551
		2,220,444
Media - 0.5%
New York Times Co. (The), Class A	18,134	747,121
Omnicom Group, Inc.	11,784	877,672
		1,624,793
Oil, Gas & Consumable Fuels - 3.1%
BP PLC, ADR	70,811	2,741,802

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	13,405	$1,605,919
EOG Resources, Inc.	4,955	628,096
EQT Corp.	12,100	491,018
Marathon Petroleum Corp.	8,120	1,228,881
Shell PLC, ADR	40,327	2,596,252
Targa Resources Corp.	7,752	664,501
		9,956,469
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	13,697	506,789
Personal Care Products - 0.2%
Haleon PLC, ADR	69,500	578,935
Pharmaceuticals - 3.3%
AstraZeneca PLC, ADR	20,963	1,419,614
Elanco Animal Health, Inc. *	16,945	190,462
Eli Lilly and Co.	6,782	3,642,816
GSK PLC, ADR	11,767	426,554
Merck & Co., Inc.	21,152	2,177,598
Novartis AG, ADR	5,589	569,296
Pfizer, Inc.	47,207	1,565,856
Zoetis, Inc.	3,627	631,025
		10,623,221
Professional Services - 0.6%
Ceridian HCM Holding, Inc. *	13,102	888,971
Genpact Ltd.	9,411	340,678
Science Applications International Corp.	5,773	609,282
TriNet Group, Inc. *	1,166	135,816
		1,974,747
Real Estate Management & Development - 0.1%
CoStar Group, Inc. *	3,314	254,813
Residential REITs - 0.2%
AvalonBay Communities, Inc.	3,378	580,138
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. *	25,374	2,608,955
First Solar, Inc. *	2,270	366,809
KLA Corp.	2,626	1,204,441
Marvell Technology, Inc.	15,739	851,952
Micron Technology, Inc.	16,634	1,131,611
NVIDIA Corp.	5,211	2,266,733
ON Semiconductor Corp. *	10,803	1,004,139
Teradyne, Inc.	8,151	818,850
Texas Instruments, Inc.	14,524	2,309,461
		12,562,951
Software - 6.2%
Aurora Innovation, Inc. *	39,831	93,603
HashiCorp, Inc., Class A *	10,226	233,460
HubSpot, Inc. *	1,093	538,302
	Shares/ Principal	Fair Value

Software (continued)
Klaviyo, Inc., Class A *	1,000	$34,500
Microsoft Corp.	44,450	14,035,088
Palo Alto Networks, Inc. *	2,221	520,691
Salesforce, Inc. *	7,221	1,464,274
ServiceNow, Inc. *	2,496	1,395,164
Synopsys, Inc. *	1,806	828,900
Workday, Inc., Class A *	3,321	713,517
		19,857,499
Specialty Retail - 1.5%
AutoZone, Inc. *	754	1,915,153
TJX Cos., Inc. (The)	34,230	3,042,362
		4,957,515
Technology Hardware, Storage & Peripherals -1.7%
Apple, Inc.	31,174	5,337,301
Tobacco - 1.0%
Philip Morris International, Inc.	36,124	3,344,360
Trading Companies & Distributors - 0.0%†
WESCO International, Inc.	1,184	170,283
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. *	15,765	2,207,888
Total Common Stocks
(Cost - $131,500,231)		199,737,998
U.S. Treasury Securities and Agency Bonds - 13.7%
U.S. Treasury Bond
3.25%, 5/15/42	$45,000	35,833
3.38%, 8/15/42	1,081,500	875,719
4.00%, 11/15/42	853,300	756,870
3.88%, 2/15/43	436,000	379,116
3.88%, 5/15/43	1,126,500	978,647
4.38%, 8/15/43	300,000	279,703
3.00%, 11/15/44	610,000	454,927
2.50%, 2/15/45	2,620,000	1,777,609
2.88%, 8/15/45	545,000	394,465
2.50%, 5/15/46	805,000	538,595
3.00%, 5/15/47	355,900	260,780
2.75%, 8/15/47	320,000	223,062
2.88%, 5/15/52	1,311,700	928,899
4.00%, 11/15/52	1,605,700	1,421,672
3.63%, 2/15/53	1,231,500	1,017,334
3.63%, 5/15/53	1,455,900	1,204,075
4.13%, 8/15/53	556,800	504,861
U.S. Treasury Note
4.50%, 11/30/24	990,000	980,061
1.00%, 12/15/24	85,000	80,720
4.25%, 12/31/24	846,000	834,632
1.13%, 1/15/25	930,000	881,684
1.50%, 2/15/25	350,000	332,473

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value
U.S. Treasury Securities and Agency Bonds (continued)
3.88%, 3/31/25	$676,000	$662,612
2.63%, 4/15/25	495,000	476,089
3.88%, 4/30/25	725,000	710,132
4.25%, 5/31/25	3,000,000	2,955,469
4.63%, 6/30/25	905,000	897,293
4.75%, 7/31/25	655,000	650,676
5.00%, 8/31/25	645,400	644,139
4.00%, 2/15/26	231,000	226,118
4.63%, 3/15/26	43,000	42,703
4.38%, 8/15/26	1,534,700	1,515,636
0.75%, 8/31/26	505,000	449,746
4.63%, 9/15/26	310,000	308,523
1.13%, 10/31/26	420,000	376,359
1.25%, 11/30/26	140,000	125,628
1.25%, 12/31/26	2,335,000	2,091,832
2.50%, 3/31/27††	1,060,000	984,723
2.75%, 4/30/27	155,000	144,961
2.63%, 5/31/27	144,000	133,875
3.25%, 6/30/27	295,000	280,331
3.13%, 8/31/27	260,600	245,992
4.13%, 9/30/27	1,122,100	1,098,957
4.13%, 10/31/27	908,300	888,928
3.88%, 11/30/27	192,200	186,344
3.88%, 12/31/27	313,600	303,984
3.50%, 1/31/28	735,200	701,743
4.00%, 2/29/28	798,100	777,617
1.25%, 3/31/28	44,000	37,984
3.63%, 3/31/28	746,000	715,315
3.50%, 4/30/28	205,000	195,431
3.63%, 5/31/28	218,000	208,990
4.00%, 6/30/28	758,600	738,509
4.13%, 7/31/28	2,708,200	2,650,228
4.38%, 8/31/28	2,185,200	2,163,860
4.63%, 9/30/28	1,119,000	1,119,962
1.50%, 11/30/28	195,000	167,129
2.38%, 3/31/29	53,000	47,191
2.63%, 7/31/29	125,000	112,173
4.00%, 10/31/29	318,000	307,069
3.88%, 11/30/29	171,000	163,926
3.88%, 12/31/29	196,300	188,072
3.50%, 4/30/30	112,000	104,842
3.75%, 5/31/30	129,000	122,505
3.75%, 6/30/30	589,000	559,159
4.00%, 7/31/30	101,200	97,500
4.13%, 8/31/30	366,800	356,082
3.88%, 8/15/33	1,155,000	1,091,655
Total U.S. Treasury Securities and Agency Bonds
(Cost - $47,689,174)		44,169,729
	Shares/ Principal	Fair Value
Agency Mortgage Backed Securities - 8.2%
Federal Home Loan Mortgage Corporation - 2.6%
Freddie Mac Gold Pool
3.00%, 9/1/28	$2,063	$1,917
2.50%, 10/1/28	4,133	3,832
2.50%, 12/1/31	26,664	23,882
3.50%, 11/1/34	27,810	24,870
3.00%, 2/1/43	17,822	15,724
3.50%, 10/1/43	8,648	7,643
4.00%, 8/1/44	5,252	4,799
3.00%, 11/1/46	512,619	425,765
3.00%, 12/1/46	133,700	111,089
Freddie Mac Pool
4.50%, 9/1/37	262,453	251,505
4.50%, 1/1/38	166,402	159,710
4.50%, 5/1/38	35,004	33,695
2.50%, 7/1/41	216,015	178,007
2.00%, 11/1/41	254,922	204,815
2.50%, 2/1/42	491,657	405,176
2.50%, 1/1/51	254,970	205,141
2.00%, 2/1/51	137,177	104,520
2.00%, 3/1/51	577,662	440,067
2.00%, 5/1/51	129,140	99,583
2.00%, 5/1/51	2,277,660	1,744,899
2.50%, 7/1/51	708,030	568,488
3.00%, 10/1/51	524,459	438,392
2.00%, 4/1/52	1,299,500	1,001,355
4.50%, 8/1/52	467,770	429,428
5.00%, 8/1/52	225,703	213,555
5.00%, 10/1/52	893,709	843,654
5.00%, 1/1/53	227,719	215,105
5.00%, 1/1/53	118,567	111,961
5.00%, 2/1/53	164,472	155,305
5.50%, 2/1/53	35,049	33,892
5.00%, 4/1/53	111,249	105,012
		8,562,786
Federal National Mortgage Association - 3.6%
Fannie Mae Pool
2.50%, 4/1/28	5,826	5,533
3.00%, 10/1/28	3,516	3,268
2.50%, 2/1/30	11,387	10,364
2.50%, 6/1/30	36,767	33,455
2.50%, 10/1/31	69,328	62,118
2.50%, 12/1/31	28,949	25,922
2.00%, 4/1/36	36,349	31,433
2.00%, 6/1/36	14,616	12,625
2.00%, 9/1/36	37,776	32,621
2.00%, 9/1/36	14,233	12,270
2.00%, 3/1/37	28,526	24,680
3.50%, 6/1/37	118,700	109,759

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
4.00%, 1/1/38	$390,108	$373,362
4.50%, 1/1/38	176,714	169,435
4.50%, 4/1/38	367,989	354,252
2.50%, 2/1/41	66,156	54,528
2.00%, 4/1/41	144,101	115,756
2.00%, 5/1/41	160,749	129,140
2.00%, 7/1/41	304,581	244,702
2.00%, 10/1/41	130,183	104,588
1.50%, 11/1/41	327,288	249,929
3.00%, 7/1/43	27,107	23,024
4.00%, 11/1/43	10,279	9,791
3.00%, 1/1/46	107,289	91,011
4.00%, 1/1/46	139,273	126,767
4.00%, 2/1/46	151,302	137,690
3.00%, 10/1/46	697,614	593,300
3.50%, 4/1/50	558,875	485,539
2.50%, 7/1/50	318,886	256,633
3.00%, 7/1/50	276,146	231,697
2.00%, 11/1/50	307,599	234,939
2.00%, 12/1/50	325,472	248,595
2.00%, 2/1/51	74,633	57,547
2.00%, 4/1/51	177,719	137,030
2.50%, 5/1/51	1,094,427	879,227
3.50%, 7/1/51	922,736	804,554
2.50%, 8/1/51	967,421	780,322
2.00%, 9/1/51	207,067	159,727
3.00%, 10/1/51	604,815	506,227
2.50%, 11/1/51	660,071	542,186
2.50%, 12/1/51	353,846	283,717
2.50%, 1/1/52	378,682	303,759
4.50%, 7/1/52	467,461	429,887
4.00%, 8/1/52	225,418	200,775
4.00%, 9/1/52	362,335	324,043
4.50%, 9/1/52	404,932	371,999
4.00%, 10/1/52	228,258	203,481
5.50%, 10/1/52	449,451	436,382
5.50%, 1/1/53	214,539	207,428
5.00%, 5/1/53	264,105	249,332
Freddie Mac Pool
2.00%, 5/1/36	101,135	87,428
2.00%, 5/1/36	19,560	16,851
2.00%, 7/1/36	65,450	56,513
		11,637,141
Government National Mortgage Association - 2.0%
Ginnie Mae II Pool
3.00%, 12/20/42	13,688	11,856
3.50%, 7/20/43	14,549	13,035
4.00%, 12/20/44	4,718	4,367
	Shares/ Principal	Fair Value

Government National Mortgage Association (continued)
4.00%, 8/20/48	$12,180	$11,177
4.00%, 9/20/48	27,440	25,179
4.00%, 10/20/48	11,870	10,892
3.00%, 11/20/49	156,678	134,495
2.00%, 1/20/51	197,734	156,520
2.00%, 2/20/51	174,119	137,907
2.50%, 3/20/51	194,894	159,736
2.00%, 7/20/51	228,984	181,075
3.00%, 7/20/51	663,020	565,279
2.50%, 8/20/51	749,206	612,995
2.50%, 10/20/51	443,867	363,139
2.00%, 11/20/51	520,610	411,555
3.50%, 1/20/52	977,044	856,488
3.00%, 3/20/52	512,571	434,617
3.50%, 3/20/52	408,496	358,217
4.00%, 4/20/52	168,321	151,666
4.00%, 5/20/52	479,971	432,606
3.50%, 7/20/52	326,209	285,964
4.00%, 8/20/52	448,998	404,711
4.50%, 8/20/52	337,124	310,716
2.50%, 12/20/52	359,411	294,046
		6,328,238
Total Agency Mortgage Backed Securities
(Cost - $29,458,900)		26,528,165
Corporate Bonds and Notes - 7.8%
Aerospace & Defense - 0.2%
Heico Corp., 5.35%, 8/1/33	466,000	441,573
Lockheed Martin Corp., 4.85%, 9/15/41	50,000	43,230
		484,803
Agriculture - 0.1%
Philip Morris International, Inc., 5.13%, 11/17/27	170,000	166,643
Airlines - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	68,340	60,998
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	18,809	17,758
		78,756
Auto Manufacturers - 0.1%
Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	150,000	148,044
Banks - 1.8%
Bank of America Corp.
1.73%, (SOFR + 0.96%), 7/22/27(b)	435,000	385,549
3.42%, (3 Month US Libor + 1.30%), 12/20/28(b)	11,000	9,902
5.82%, (SOFR + 1.57%), 9/15/29(b)	449,000	443,558

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Banks (continued)
2.30%, (SOFR + 1.22%), 7/21/32(b)	$45,000	$34,107
Bank of New York Mellon Corp. (The), 4.97%, (SOFR + 1.61%), 4/26/34(b)	486,000	449,200
BNP Paribas SA, 2.82%, (3 Month Term SOFR + 1.37%), 11/19/25(a),(b)	200,000	192,093
Commonwealth Bank of Australia, 5.07%, 9/14/28(a)	500,000	495,873
Credit Agricole SA, 6.32%, (SOFR + 1.86%), 10/3/29(a),(b)	548,000	548,262
Credit Suisse AG, 7.50%, 2/15/28	544,000	569,149
Danske Bank A/S
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26(a),(b)	435,000	396,294
6.26%, (US 1 Year CMT T-Note + 1.18%), 9/22/26(a),(b)	310,000	310,028
JPMorgan Chase & Co.
2.07%, (SOFR + 1.02%), 6/1/29(b)	10,000	8,438
5.35%, (SOFR + 1.85%), 6/1/34(b)	353,000	335,051
Manufacturers & Traders Trust Co., 4.70%, 1/27/28	301,000	278,022
Morgan Stanley, 5.95%, (US 5 Year CMT T-Note + 2.43%), 1/19/38(b)	272,000	254,297
Standard Chartered PLC, 0.99%, (US 1 Year CMT T-Note + 0.78%), 1/12/25(a),(b)	260,000	255,697
UBS AG, 5.65%, 9/11/28	315,000	310,408
UBS Group AG, 6.30%, (US 1 Year CMT T-Note + 2.00%), 9/22/34(a),(b)	200,000	195,377
Wells Fargo & Co.
3.00%, 2/19/25	150,000	144,119
4.90%, (SOFR + 2.10%), 7/25/33(b)	368,000	333,103
		5,948,527
Beverages - 0.1%
Bacardi Ltd. / Bacardi-Martini BV
5.25%, 1/15/29(a)	100,000	96,744
5.90%, 6/15/43(a)	115,000	106,219
		202,963
Biotechnology - 0.0%†
Gilead Sciences, Inc., 5.55%, 10/15/53	75,000	72,030
Building Materials - 0.0%†
Trane Technologies Financing Ltd., 5.25%, 3/3/33	140,000	135,406
Chemicals - 0.1%
Celanese US Holdings LLC, 6.35%, 11/15/28	235,000	232,320
Commercial Services - 0.3%
Ashtead Capital, Inc.
5.50%, 8/11/32(a)	200,000	184,875
5.95%, 10/15/33(a)	200,000	189,932
	Shares/ Principal	Fair Value

Commercial Services (continued)
ERAC USA Finance LLC
4.90%, 5/1/33(a)	$374,000	$352,168
5.40%, 5/1/53(a)	138,000	127,422
		854,397
Diversified Financial Services - 0.5%
American Express Co., 5.04%, (SOFR + 1.84%), 5/1/34(b)	767,000	707,416
Capital One Financial Corp.
6.31%, (SOFR + 2.64%), 6/8/29(b)	195,000	190,631
6.38%, (SOFR + 2.86%), 6/8/34(b)	693,000	654,262
Nasdaq, Inc.
5.95%, 8/15/53	35,000	32,755
6.10%, 6/28/63	35,000	32,553
		1,617,617
Electric - 1.2%
Alabama Power Co., 1.45%, 9/15/30	30,000	22,917
Appalachian Power Co., 3.40%, 6/1/25	200,000	191,782
Arizona Public Service Co.
4.35%, 11/15/45	190,000	142,580
3.75%, 5/15/46	20,000	13,644
4.25%, 3/1/49	45,000	32,489
Dominion Energy South Carolina, Inc., 6.63%, 2/1/32	80,000	84,565
Dominion Energy, Inc.
3.38%, 4/1/30	5,000	4,302
4.35%, (US 5 Year CMT T-Note + 3.20%), 4/15/72(b)	378,000	326,382
Duke Energy Corp.
3.75%, 4/15/24	225,000	222,221
2.65%, 9/1/26	70,000	64,420
Georgia Power Co.
4.70%, 5/15/32	918,000	851,296
4.75%, 9/1/40	65,000	55,184
Metropolitan Edison Co., 5.20%, 4/1/28(a)	15,000	14,635
NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	135,000	134,660
Pacific Gas and Electric Co.
4.55%, 7/1/30	321,125	283,899
4.50%, 7/1/40	673,175	500,674
6.75%, 1/15/53	138,000	129,154
Pennsylvania Electric Co., 5.15%, 3/30/26(a)	10,000	9,814
SCE Recovery Funding LLC
0.86%, 11/15/31	98,170	81,532
1.94%, 5/15/38	50,000	33,869
2.51%, 11/15/43	30,000	18,120
Sempra, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52(b)	251,000	202,828

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Electric (continued)
Southern California Edison Co.
3.70%, 8/1/25	$45,000	$43,284
4.00%, 4/1/47	50,000	36,121
5.88%, 12/1/53	190,000	178,293
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34(a)	348,089	325,813
		4,004,478
Entertainment - 0.1%
Warnermedia Holdings, Inc., 4.05%, 3/15/29	278,000	248,249
Food - 0.1%
Sigma Alimentos SA de CV, 4.13%, 5/2/26(a)	240,000	227,962
Gas - 0.1%
Boston Gas Co., 3.15%, 8/1/27(a)	60,000	53,931
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	275,000	250,482
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	145,000	142,194
		446,607
Healthcare-Products - 0.1%
Alcon Finance Corp., 5.38%, 12/6/32(a)	400,000	388,106
Healthcare-Services - 0.3%
Bon Secours Mercy Health, Inc.
3.56%, 8/1/27	270,000	250,167
2.10%, 6/1/31	135,000	105,931
Children's Hospital/DC, 2.93%, 7/15/50	85,000	49,909
Dignity Health, 3.81%, 11/1/24	92,000	89,730
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	12,331
Providence St Joseph Health Obligated Group, 5.40%, 10/1/33	435,000	418,050
Toledo Hospital (The), 5.75%, 11/15/38	75,000	72,779
		998,897
Insurance - 0.1%
American International Group, Inc., 3.40%, 6/30/30	120,000	102,842
Corebridge Financial, Inc., 6.05%, 9/15/33(a)	90,000	87,491
Corebridge Global Funding, 5.90%, 9/19/28(a)	55,000	54,841
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	143,782
		388,956
Lodging - 0.2%
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26(a)	600,000	536,820

	Shares/ Principal	Fair Value

Machinery-Diversified - 0.2%
John Deere Capital Corp., 5.15%, 9/8/33	$782,000	$764,211
Media - 0.1%
Comcast Corp., 3.25%, 11/1/39	348,000	254,137
Mining - 0.2%
Glencore Funding LLC, 6.38%, 10/6/30(a)	709,000	707,198
Oil & Gas - 0.1%
Occidental Petroleum Corp., 6.20%, 3/15/40	383,000	365,078
Pharmaceuticals - 0.1%
Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	386,000	354,770
Pipelines - 0.5%
Cheniere Energy Partners LP, 5.95%, 6/30/33(a)	310,000	298,986
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(a)	80,000	78,980
6.50%, 8/15/43(a)	138,000	134,423
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(a)	389,000	314,787
Gray Oak Pipeline LLC
2.60%, 10/15/25(a)	144,000	132,726
3.45%, 10/15/27(a)	25,000	22,151
Greensaif Pipelines Bidco Sarl
6.13%, 2/23/38(a)	250,000	244,045
6.51%, 2/23/42(a)	200,000	196,011
ONEOK, Inc., 5.65%, 11/1/28	145,000	143,143
		1,565,252
REITS - 0.4%
Realty Income Corp., 4.90%, 7/15/33	963,000	880,266
SBA Tower Trust
2.84%, 1/15/25(a)	100,000	95,208
1.88%, 1/15/26(a)	95,000	85,983
1.63%, 11/15/26(a)	115,000	98,929
VICI Properties LP / VICI Note Co., Inc., 4.13%, 8/15/30(a)	115,000	97,794
		1,258,180
Semiconductors - 0.1%
Broadcom, Inc., 3.47%, 4/15/34(a)	493,000	387,325

Software - 0.1%
Activision Blizzard, Inc., 4.50%, 6/15/47	200,000	175,376
Oracle Corp., 3.65%, 3/25/41	286,000	203,964
		379,340
Telecommunications - 0.2%
AT&T, Inc.
4.30%, 12/15/42	45,000	34,617
3.85%, 6/1/60	33,000	21,018

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value

Telecommunications (continued)
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25(a)	$153,750	$152,124
T-Mobile USA, Inc., 6.00%, 6/15/54	367,000	349,466
		557,225
Trucking & Leasing - 0.4%
DAE Funding LLC, 1.55%, 8/1/24(a)	500,000	478,827
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.95%, 3/10/25(a)	345,000	333,027
5.70%, 2/1/28(a)	340,000	331,568
5.55%, 5/1/28(a)	215,000	208,290
		1,351,712
Total Corporate Bonds and Notes
(Cost - $26,463,546)		25,126,009
Asset Backed and Commercial Backed Securities - 3.1%
Affirm Asset Securitization Trust 2020-Z1, 1.07%, 8/15/25 (a)	25,179	24,940
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(c)	12,438	11,656
Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	146,398
BFLD Trust 2020-OBRK, 7.50%, (1 Month US Libor + 2.16%), 11/15/28 (a),(b)	180,000	179,809
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (a)	144,599	128,594
CF Hippolyta Issuer LLC
1.53%, 3/15/61(a)	311,008	272,859
5.97%, 8/15/62(a)	97,713	95,037
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (a)	254,409	245,767
Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/10/36 (a)	100,000	99,359
Connecticut Avenue Security Trust, 6.86%, (SOFR + 1.55%), 10/25/41 (a),(b)	70,000	69,481
Credit Suisse First Boston Mortgage Securities Corp., 4.50%, 7/25/20	4,590	3,719
Fannie Mae REMICS
3.00%, 4/25/43	210,867	183,963
3.50%, 6/25/44	51,054	48,402
3.00%, 1/25/45	185,048	162,208
3.00%, 1/25/45	123,476	104,226
3.00%, 12/25/45	214,673	189,130
1.50%, 10/25/49	216,422	157,114
3.00%, 12/25/54	327,671	305,822
	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Fannie Mae-Aces
5.75%, (SOFR + 0.51%), 10/25/24(b)	$11,131	$11,105
2.39%, 10/25/36(c)	383,390	280,573
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/25/48 (a),(c)	71,065	61,351
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/25/41 (a),(c)	149,925	123,336
Ford Credit Auto Owner Trust 2021-REV1, 1.61%, 10/17/33 (a)	100,000	89,935
Freddie Mac Multifamily Structured Pass Through Certificates
2.40%, 3/25/32	280,000	226,271
3.71%, 9/25/32(c)	104,000	92,525
4.43%, 2/25/33(c)	260,000	243,973
2.36%, 10/25/36	245,000	175,754
Freddie Mac REMICS
4.00%, 9/15/41	197,440	183,232
1.75%, 9/15/42	228,925	206,750
1.50%, 10/15/42	19,990	16,802
3.00%, 6/15/45	241,312	222,639
3.00%, 7/15/47	168,360	149,720
4.00%, 7/15/48	146,951	130,338
Freddie Mac STACR REMIC Trust, 8.11%, (SOFR + 2.80%), 10/25/50 (a),(b)	76,665	77,514
Government National Mortgage Association
2.50%, 10/20/49	448,223	377,195
5.92%, (1 Month US Libor + 0.71%), 5/20/65(b)	38,830	38,515
6.05%, (1 Month US Libor + 0.73%), 8/20/65(b)	47,112	46,995
4.63%, (1 Month US Libor + 0.81%), 10/20/65(b)	70	68
4.77%, (1 Month US Libor + 1.11%), 12/20/65(b)	40,770	40,760
GSR Mortgage Loan Trust 2005-AR6, 4.35%, 9/25/35 (c)	3,306	3,147
Home Partners of America Trust 2021-2, 2.30%, 12/17/26 (a)	327,301	285,678
Horizon Aircraft Finance III Ltd., 2019-2, 3.43%, 11/15/39 (a)	220,821	174,279
Kubota Credit Owner Trust 2023-2, 5.28%, 1/18/28 (a)	240,000	237,539
Life 2021-BMR Mortgage Trust, 6.15%, (1 Month US Libor + 0.81%), 3/15/38 (a),(b)	98,297	96,332
Metlife Securitization Trust, 3.00%, 4/25/55 (a),(c)	42,909	38,894

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(c)	$21,179	$20,465
Navient Private Education Refi Loan Trust 2023-A, 5.51%, 10/15/71 (a)	311,267	307,024
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	375,000	322,983
New Economy Assets Phase 1 Sponsor, LLC, 2.41%, 10/20/61 (a)	120,000	100,058
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (a),(c)	44,072	40,496
Retained Vantage Data Centers Issuer LLC, 5.00%, 9/15/48 (a)	561,000	507,918
SCF Equipment Leasing 2021-1 LLC, 0.83%, 8/21/28 (a)	187,618	184,141
Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	92,178	87,557
Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/25/60	549,208	478,138
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(c)	100,000	65,416
SFS Auto Receivables Securitization Trust 2023-1, 5.89%, 3/22/27 (a)	130,000	130,035
SoFi Consumer Loan Program 2021-1 Trust, 0.49%, 9/25/30 (a)	6,806	6,751
SREIT Trust 2021-MFP, 6.53%, (1 Month US Libor + 1.19%), 11/15/38 (a),(b)	415,000	405,626
Stack Infrastructure Issuer LLC, 5.90%, 7/25/48 (a)	525,000	504,206
Structured Adjustable Rate Mortgage Loan Trust
6.38%, 2/25/34(c)	2,015	1,954
5.79%, 9/25/34(c)	1,898	1,816
Texas Natural Gas Securitization Finance Corp.
5.10%, 4/1/35	190,000	186,325
5.17%, 4/1/41	145,000	138,446
Towd Point Mortgage Trust 2017-2, 2.75%, 4/25/57 (a),(c)	1,633	1,619
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(c)	45,402	42,859
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(c)	16,119	15,483
Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	250,000	237,150
	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Total Asset Backed and Commercial Backed Securities
(Cost - $10,738,856)		$9,846,170
Municipal Bonds - 0.7%
Chicago Transit Authority Sales Tax Receipts Fund, 1.84%, 12/1/23	100,000	99,394
Golden State Tobacco Securitization Corp.
2.75%, 6/1/34	10,000	7,866
3.29%, 6/1/42	20,000	13,911
3.00%, 6/1/46	40,000	36,333
Illinois Municipal Electric Agency, 6.83%, 2/1/35	195,000	203,139
Kansas Development Finance Authority, 5.37%, 5/1/26	60,000	59,554
Metropolitan Transportation Authority
6.20%, 11/15/26	10,000	10,029
6.81%, 11/15/40	180,000	185,430
5.18%, 11/15/49	65,000	55,865
Municipal Electric Authority of Georgia, 6.64%, 4/1/57	229,000	243,349
New York State Urban Development Corp., 1.83%, 3/15/29	40,000	33,571
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	278,770
State of Illinois, 5.10%, 6/1/33	1,195,000	1,134,403
University of California, 1.61%, 5/15/30	20,000	16,093
Total Municipal Bonds
(Cost - $2,702,404)		2,377,707
Exchange Traded Funds - 0.3%
Equity Funds - 0.3%
SPDR S&P 500 ETF TRUST (Cost - $834,667)	1,893	809,220
Short-Term Investments - 4.6%
Money Market Funds - 4.6%
Dreyfus Government Cash Management, 5.22%(d)	10,712,248	10,712,248
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(d)	4,173,949	4,173,949
Total Money Market Funds (Cost - $14,886,197)		14,886,197
Total Short-Term Investments
(Cost - $14,886,197)		14,886,197

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Fair Value
Total Investments - 100.3%
(Cost - $264,273,975)	$323,481,195
Other Assets Less Liabilities - Net (0.3)%	(1,033,808)
Total Net Assets - 100.0%	$322,447,387

*	Non-income producing security.
†	Represents less than 0.05%.
††	A portion of this investment is held as collateral for derivative investments.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2023, these securities amounted to $14,914,745 or 4.6% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(d)	The rate shown is the annualized seven-day yield at period end.
ADR	-	American Depositary Receipt
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 2 Year Note Future	JP Morgan Chase Bank	11	12/29/2023	$2,229,820	$(6,055)
U.S. 5 Year Note Future	JP Morgan Chase Bank	33	12/29/2023	3,476,860	(24,953)

					(31,008)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	17	12/15/2023	1,528,810	285
S&P 500 E-Mini Future	Goldman Sachs & Co.	64	12/15/2023	13,841,600	(25,800)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	4	12/15/2023	1,008,160	(660)

					(26,175)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(57,183)